RECAPITALIZATION (Tables)	12 Months Ended
Mar. 31, 2016
Net Assets of Helius Acquired [Table Text Block]
Cash and cash equivalents	$23,904
Receivables	1,644
Bridge loan receivable	150,000
Prepaid expenses	5,970
Accounts payable and accrued liabilities	(18,628)
$162,890